Purchased Loans - Summary of Loans purchased in business combinations (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	$ 573,312	$ 425,905
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	749
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Land Development And Construction Loans [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	43
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Farmland Loan [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	0
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | 1-4 Family Mortgages [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	706
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loan [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	$ 0